Label	Element	Value
Innovator Equity Defined Protection ETF - 2 Yr to October 2026 | SPDR S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: 10.33 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.20%
Innovator Equity Defined Protection ETF - 2 Yr to October 2026 | SPDR S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: 573.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.90%
Innovator Equity Defined Protection ETF - 2 Yr to October 2026 | SPDR S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: 648.12 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.50%)